The Osterweis Fund
                              Semi-Annual Report

                               September 30, 1995

                                  October, 1995


Dear Shareholder:

         As of the end of September, The Osterweis Fund had total assets of $16.9 million. Net Asset Value per share increased to $11.68, representing total returns of 6.18% and 17.27% for the third quarter and year-to-date, respectively. While these gains were solid in absolute terms, they trailed the performance of the overall market due largely to the somewhat defensive structure of the portfolio.

         The market remains somewhat dichotomous with a great deal of speculation in some sectors, especially technology, and record corporate share buy-backs in others. Our strategy of avoiding the speculative areas of the market, and focusing instead on more out of favor sectors has limited our relative performance this year. It should, however, pay off when the speculative boom falters and the currently depressed sectors regain market favor.

         The economy remains rather free of inflation. Instead investors are beginning to worry that the economy may be in a recession. We doubt conditions are that weak. But, until the situation is clarified, the market will be particularly wary of potential earnings shortfalls. The fourth quarter is likely, therefore, to be more prone to rotational corrections, which could ultimately provide some favorable investment opportunities.


                                   Sincerely,



                                John S. Osterweis


* The Osterweis Fund's annualized total return from its inception on October 4, 1993 through September 30, 1995 was 10.07%. The twelve months ending September 30, 1995 showed a total return of 12.50%. Results shown are past performance, which should not be regarded as an indicator of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their cost. The Osterweis Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ 85018.

PORTFOLIO OF INVESTMENTS at September 30, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 70.6%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Business Services:  8.2%
      21,500         Allied Capital Corporation..............................................            $ 338,625
       4,600         Dun & Bradstreet Corporation............................................              266,225
      98,600         National Education Corporation..........................................              788,800
                                                                                                           -------
                                                                                                         1,393,650
                                                                                                         ---------
                     Cosmetic - Soap:  2.0%
       4,650         Avon Products, Inc......................................................              333,637
                                                                                                           -------

                     Consumer Products:  2.9%
       7,400         Kimberly-Clark Corporation..............................................              496,725
                                                                                                           -------

                     Electronics:  1.2%
       8,700         Sensormatic Electronics Corporation.....................................              200,100
                                                                                                           -------

                     Energy:  5.3%
       2,750         Enterra Corporation.....................................................               60,500
      32,700         Snyder Oil Corporation..................................................              396,487
      43,700         Varco International, Inc................................................              442,463
                                                                                                           -------
                                                                                                           899,450
                                                                                                           -------
                     Industrial Machinery:  2.7%
      14,000         Stewart & Stevenson Services, Inc.......................................              451,500
                                                                                                           -------

                     Industrial Raw Materials:  4.8%
       5,000         Alumax, Inc.............................................................              168,750
       3,800         Aluminum Company of America.............................................              200,925
       5,700         Boise Cascade Corporation...............................................              230,137
      10,000         J & L Speciality Steel, Inc.............................................              210,000
                                                                                                           -------
                                                                                                           809,812
                                                                                                           -------
                     Insurance:  4.3%
      21,100         NYMAGIC, Inc............................................................              358,700
       8,250         W. R. Berkley Corporation...............................................              374,344
                                                                                                           -------
                                                                                                           733,044
                                                                                                           -------
                     Manufacturing:  1.3%
     106,600         Fruehauf Trailer Corporation............................................              213,200
                                                                                                           -------

PORTFOLIO OF INVESTMENTS at September 30, 1995 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------

                     Manufacturing - Diversified: 5.9%
      11,900         Avery-Dennison Corporation..............................................            $ 499,800
       7,500         W.R. Grace and Company..................................................              500,625
                                                                                                           -------
                                                                                                         1,000,425
                                                                                                         ---------
                     Media and Broadcasting: 7.5%
      10,055         Infinity Broadcasting, Class A..........................................              329,301
      17,500         Scandinavian Broadcasting System SA.....................................              494,375
         800         Time Warner, Inc........................................................               31,800
      23,400         Westwood One, Inc.......................................................              421,200
                                                                                                           -------
                                                                                                         1,276,676
                                                                                                         ---------
                     Real Estate:  4.0%
       9,300         Crescent Real Estate Equities...........................................              285,975
      10,000         First Industrial Realty Trust...........................................              200,000
         400         Manufactured Home Communities, Inc......................................                6,900
      11,000         RFS Hotel Investors, Inc................................................              167,750
         300         Trinet Corporation Realty...............................................                8,325
                                                                                                             -----
                                                                                                           668,950
                                                                                                           -------
                     Restaurants: 2.6%
      20,800         International Dairy Queen, Inc., Class A................................              440,700
                                                                                                           -------

                     Retail: 8.9%
      27,500         Limited, Inc............................................................              522,500
      15,200         Rite Aid Corporation....................................................              425,600
       9,052         Tandy Corporation.......................................................              549,909
                                                                                                           -------
                                                                                                         1,498,009
                                                                                                         ---------
                     Telecommunications:  9.0%
         600         Airtouch Communications.................................................               18,375
       8,650         Cellular Communications, Inc., Class A..................................              471,425
       3,000         Cellular Communications International, Inc..............................              112,500
      13,500         Cellular Communications of Puerto Rico..................................              411,750
      18,267         International Cabletel, Inc.............................................              511,467
                                                                                                           -------
                                                                                                         1,525,517
                                                                                                         ---------

                     Total Common Stocks (cost $10,328,037)..................................           11,941,395
                                                                                                        ----------

PORTFOLIO OF INVESTMENTS at September 30, 1995 (Unaudited), Continued

      Shares         PREFERRED STOCK:  0.8%                                                            Market Value
------------------------------------------------------------------------------------------------------------------------------------
       6,400         Snyder Oil Corporation, 6.00%, Preferred Convertible A..................            $ 128,000
                                                                                                         ---------

                     Total Preferred Stock (cost $126,400)...................................              128,000
                                                                                                           -------

                     U. S. GOVERNMENT AND
Principal Amount     GOVERNMENT AGENCY OBLIGATIONS: 16.3%
------------------------------------------------------------------------------------------------------------------------------------
    $300,000         FFCB, 6.15%, 10/2/1995..................................................              300,000
     310,000         FFCB, 5.73%, 11/1/1995..................................................              310,034
     250,000         FFCB, 5.70%, 1/2/1996...................................................              250,018
     400,000         FFCB, 5.73%, 3/1/1996...................................................              400,420
     300,000         FHLB Discount Note, 11/16/1995..........................................              297,756
     300,000         FHLB, 7.90%, 12/20/1996.................................................              300,762
     300,000         SLMA Sallie Mae Float, 11/9/1995........................................              300,000
     300,000         SLMA Sallie Mae Float, 12/14/1995.......................................              299,997
     300,000         U.S. Treasury Bill, 10/12/1995..........................................              299,436
                                                                                                           -------

                     Total U. S. Government and Government Agency Obligations
                     (cost $2,759,367).......................................................            2,758,423
                                                                                                         ---------

                     NON-CONVERTIBLE CORPORATE BONDS:  5.5%
------------------------------------------------------------------------------------------------------------------------------------
     295,000         Grupo Televisa, 10.00%, 11/9/1997.......................................              292,050
     475,000         Northwest Air Corporation, 8.625%, 8/1/1996.............................              479,156
     150,000         Unisys Corporation, 9.75%, 9/15/1996....................................              152,813
                                                                                                           -------

                     Total Non-Convertible Corporate Bonds (cost $921,553)...................              924,019
                                                                                                           -------

                     CONVERTIBLE CORPORATE BONDS: 3.0%
------------------------------------------------------------------------------------------------------------------------------------
      80,000         Albany International, 5.25%, 3/15/2002..................................               76,800
     372,000         Kelley Oil & Gas Partners, 7.875%, 12/15/1999...........................              275,280
     230,000         National Education Corporation, 6.50%, 5/15/2011........................              159,850
                                                                                                           -------

                     Total Convertible Corporate Bonds (cost $530,851).......................              511,930

PORTFOLIO OF INVESTMENTS at September 30, 1995 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
Principal Amount     REPURCHASE AGREEMENTS:  3.3%                                                   Market Value
------------------------------------------------------------------------------------------------------------------------------------
    $559,000         Provident Bank Repurchase Agreement, 6.10%, dated 9/29/1995, due 10/2/1995, collateralized by $560,000 U.S. Treasury Bills, due
                     10/5/1995 (proceeds $559,284) (cost $559,000)...........................            $ 559,000
                                                                                                         ---------

                     Total Investment in Securities (cost $15,225,208): 99.5%................           16,822,767
                     Other Assets less Liabilities:  0.5%....................................               87,326
                                                                                                            ------
                     Total Net Assets: 100.0%................................................          $16,910,093
                                                                                                       ===========

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $15,225,208) (Note 2-A) ..........          $16,822,767
      Cash  .................................................................................                  898
      Receivables:
            Dividends and interest ..........................................................               84,331
      Organizational costs, net of accumulated amortization of $15,442.......................               23,322
      Other assets...........................................................................                9,071
                                                                                                             -----
                  Total assets ..............................................................           16,940,389
                                                                                                        ----------

LIABILITIES
      Payable for Fund shares repurchased....................................................                  598
      Accrued expenses ......................................................................               29,698
                                                                                                            ------
                  Total liabilities..........................................................               30,296
                                                                                                            ------


NET ASSETS     ..............................................................................          $16,910,093
                                                                                                       ===========

      Net asset value and redemption price per share
            ($16,910,093/1,447,417 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $11.68
                                                                                                            ======

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................          $15,193,362
      Undistributed net investment income....................................................              212,227
      Accumulated net realized loss on investments...........................................              (93,055)
      Net unrealized appreciation on investments.............................................            1,597,559
                                                                                                         ---------
            Net assets ......................................................................          $16,910,093
                                                                                                       ===========




See accompanying notes to financial statements.

STATEMENT OF OPERATIONS - for the Six Months Ended September 30, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Interest ........................................................................        $     159,373
            Dividends........................................................................               90,998
                                                                                                            ------
                  Total investment income ...................................................              250,371
                                                                                                           -------
      Expenses
            Advisory fees (Note 3) ..........................................................               70,258
            Administration fee (Note 3)......................................................               18,074
            Custodian and accounting fees....................................................                7,013
            Transfer agent fees..............................................................                3,259
            Auditing fees....................................................................               11,823
            Legal fees.......................................................................                  763
            Reports to shareholders..........................................................                  495
            Trustees' fees...................................................................                1,504
            Registration fees................................................................                2,202
            Amortization of organization costs...............................................                3,887
            Insurance........................................................................                1,277
            Miscellaneous....................................................................                1,487
                                                                                                             -----
                  Total expenses.............................................................              122,042
                  Less, expenses reimbursed (Note 3).........................................               (2,769)
                                                                                                            ------
                  Net expenses...............................................................              119,273
                                                                                                           -------
                        Net investment income   .............................................              131,098
                                                                                                           -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss from security transactions ..........................................               (5,050)
      Net unrealized appreciation of investments ............................................            1,549,280
                                                                                                         ---------
                  Net realized and unrealized gain on investments ...........................            1,544,230
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ................          $ 1,675,328
                                                                                                       ===========

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six Months Ended        Year
                                                                                   September 30,         Ended
                                                                                       1995*        March 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income..................................................              $ 131,098        $   257,697
Net realized loss on security transactions ............................                 (5,050)           (88,092)
Net change in unrealized appreciation of investments...................              1,549,280            121,166
                                                                                     ---------            -------
      Net increase in net assets resulting from operations ............              1,675,328            290,771
                                                                                     ---------            -------

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ($0.25 per share)................................                    -0-           (204,606)
Net realized gain from securities transactions ($0.09 per share).......                    -0-            (62,942)
                                                                                            -             -------
      Total dividends and distributions to shareholders ...............                    -0-           (267,548)
                                                                                            -            --------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
      outstanding shares (a) ..........................................              5,452,519          4,630,005
                                                                                     ---------          ---------
      Total increase in net assets ....................................              7,127,847          4,653,228

NET ASSETS
Beginning of period ...................................................              9,782,246          5,129,018
                                                                                     ---------          ---------
End of period (including undistributed net investment income
       of $212,227 and $81,129, respectively).........................             $16,910,093         $9,782,246
                                                                                   ===========         ==========

(a) A summary of capital shares transactions is as follows:

                                                             Six Months Ended                   Year Ended
                                                            September 30, 1995*               March 31, 1995
                                                          Shares           Value          Shares          Value
Shares sold .........................................     516,429       $5,630,641        471,000      $4,870,334
Shares reissued in reinvestment of distribution......         -0-              -0-         25,349         254,537
Shares redeemed .....................................     (15,708)        (178,122)       (48,473)       (494,866)
                                                          -------         --------        -------        --------
Net increase ........................................     500,721       $5,452,519        447,876      $4,630,005
                                                          =======       ==========        =======      ==========

*Unaudited.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
for a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Six Months Ended      Year     October 1, 1993*
                                                                      September 30,       Ended         through
                                                                         1995**      March 31, 1995 March 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .............................        $10.33         $10.28         $10.00
Income from investment operations:
      Net investment income ......................................           .06            .28            .08
      Net realized and unrealized gain on investments ............          1.29            .11            .22
                                                                            ----            ---            ---
Total from investment operations..................................          1.35            .39            .30
                                                                            ----            ---            ---
Less distributions:
      Dividends from net investment income........................           -0-           (.25)          (.02)
      Distributions from net capital gains .......................           -0-           (.09)           -0-
                                                                              -            ----             -
Total distributions...............................................           -0-           (.34)          (.02)
                                                                              -            ----           ----
Net asset value, end of period ...................................        $11.68         $10.33         $10.28
                                                                          ======         ======         ======

Total return .....................................................         27.76%+         3.91%          6.29%+

Ratios/supplemental data:
Net assets, end of period (millions)..............................         $16.9           $9.8           $5.1
Ratio of expenses to average net assets:
      Before expense reimbursement ...............................          1.79%+         2.32%          3.73%+
      After expense reimbursement.................................          1.75%+         1.74%          1.75%+
Ratio of net investment income to average net assets:
      Before expense reimbursement ...............................          1.88%+         2.74%          0.42%+
      After expense reimbursement ................................          1.92%+         3.32%          2.40%+
Portfolio turnover rate ..........................................         10.94%         28.65%         34.97%



*Commencement of operations.

**Unaudited.

+Annualized.

See accompanying notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS at September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Osterweis Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management company.
The Fund began operations on October 1, 1993.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there has been no sale and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.
                   U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Deferred Organization Costs. The Fund has incurred expenses of $38,764 in connection with the organization of the Fund. These costs have been deferred and are being amortized on a straight line basis over a period of sixty months from the date the Fund commenced investment operations.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     A. Administrative Management Agreement. The Trust, on behalf of the Fund, has approved an Administrative Management Agreement with Southampton Investment Management Company, Inc. ("Southampton"). The Administrative Management fee is computed daily and paid monthly by the Fund

--------------------------------------------------------------------------------
      at the annualized rate of .25% of the Fund's average daily net assets or $30,000, whichever is greater. For the period ended September 30, 1995, the Fund incurred $18,074 in administrative management fees.

     B. Investment Advisory Agreement. The Trust, on behalf of the Fund, has approved an Advisory Agreement with Osterweis Capital Management, Inc. (the "Advisor"). The Advisor agrees to furnish all investment advice, office space, facilities, and most personnel needed by the Fund. Management fees are computed daily and paid monthly by the Fund at the annualized rate of 1.00% of the Fund's average daily net assets. For the period ended September 30, 1995, the Fund incurred $70,258 in advisory fees.

      C. Agency Agreement. The Trust, on behalf of the Fund, has approved an Agency Agreement with The Provident Bank ("Provident") whereby Provident performs certain record keeping services related to issuance of share, declaration of dividends, redemption of share, etc. For these services, the Fund shall pay Provident a transfer agency fee of $500 per month plus $.25 per shareholder account in excess of 500 accounts. For the period ended September 30, 1995 the Fund incurred $3,259 in transfer agency fees.

      D. Fund Accounting Agreement. The Trust, on behalf of the Fund, has approved a fund accounting agreement with Provident whereby Provident will keep current the accounting records, including calculation of net asset value. The Fund will pay Provident $200 per month plus its pro rata share of a $600 monthly base amount for the mutual family in which it belongs.

     E. Custodian Agreement. The Trust, on behalf of the Fund, has approved a custodian agreement to employ Provident as its custodian. The Custodian fee is computed at rates ranging from $12.15 to $32.65 for each transaction. For the period ended September 30, 1995, the Fund incurred $7,013 in fund accounting and custodian fees.

     F. Expense Limitations. The Advisor has undertaken to limit the Fund's operating expenses to an annual level of 1.75% of the Fund's average net assets, exclusive of brokerage commissions, interest, taxes and extraordinary expenses. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject of reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Administrator and Manager.

NOTE 4 - REPURCHASE AGREEMENTS

      The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers

--------------------------------------------------------------------------------
      or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

      If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      Purchase and sales of securities, other than short-term investments, for the period ended September 30, 1995 were $6,624,878 and $1,199,258, respectively. At September 30, 1995, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities was as follows:

            Gross unrealized appreciation....................................................           $2,124,604
            Gross unrealized depreciation....................................................             (527,045)
                                                                                                          --------
            Net unrealized appreciation......................................................           $1,597,559
                                                                                                        ==========

NOTE 6 - RELATED PARTY TRANSACTIONS

      As of September 30, 1995, the Fund owned $559,000 of repurchase agreements issued by its custodian.

     As of September 30, 1995, the Fund shares owned by the Fund's Advisor and its affiliates totalled 130,625 shares, out of 1,447,417 shares outstanding.

      As of September 30, the Fund had the following receivables and payables with the Advisor:

                     Payable to Advisor for Investment Advisory Fee..........................            $ (13,957)
                                                                                                         =========

                                     Advisor
                       Osterweis Capital Management, Inc.
                         One Maritime Plaza, Suite 1201
                         San Francisco, California 94111


================================================================================

                                   Distributor
                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018


================================================================================

                          Custodian and Transfer Agent
                               The Provident Bank
                             One East Fourth Street
                           Cincinnati, Ohio 45250-0967
                                 (800) 424-2295


================================================================================

                                    Auditors
                                  Ernst & Young
                             515 South Flower Street
                          Los Angeles, California 90071


================================================================================


                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104



                    This report is intended for shareholders
                      of The Osterweis Fund and may not be
                    used as sales literature unless preceded
                     or accompanied by a current prospectus.